FIXED ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 312,799,000	$ 296,930,000
Less: Accumulated depreciation	(235,948,000)	(186,924,000)
Fixed assets, net	76,851,000	110,006,000
Depreciation expenses	54,207,000	64,663,000	$ 60,690,000
Impairment loss	0	0	$ 0
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	301,405,000	281,081,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	8,532,000	13,011,000
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	2,561,000	2,482,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 301,000	$ 356,000